Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill	$ 35,926	$ 0
Intangible assets	46,166	3,448
Property, plant and equipment	3,791	1,671
Right-of-use assets	4,103	3,347
Total non-current assets	89,986	8,466
Current assets
Inventories	2,327	1,911
Trade receivables	9,357	4,582
Prepaid expenses and other current assets	1,962	1,615
Cash and cash equivalents	15,503	58,498
Total current assets	29,149	66,606
TOTAL ASSETS	119,135	75,072
EQUITY
Share capital	133,454	128,454
Issuance premium	153,177	153,177
Accumulated deficit	(288,346)	(244,302)
Share-based compensation	11,474	10,607
Translation reserve	(444)	(1,037)
Total equity	9,315	46,899
Non-current liabilities
Loans and borrowings	34,914	7,651
Lease liabilities	3,091	2,624
Other non-current financial liabilities	53,537	1,466
Total non-current liabilities	91,542	11,741
Current liabilities
Loans and borrowings	616	4,441
Lease liabilities	1,172	840
Trade payables	10,178	7,455
Other current liabilities	3,985	2,735
Other current financial liabilities	2,327	961
Total current liabilities	18,278	16,432
Total liabilities	109,820	28,173
TOTAL EQUITY AND LIABILITIES	$ 119,135	$ 75,072